Stockholders’ Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Feb. 11, 2021	Dec. 31, 2020
Stockholders’ Deficit (Details) [Line Items]
Preferred stock shares, authorized	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock issued
Preferred stock outstanding
Common stock, shares issued				0
Common stock, shares outstanding				0
Stockholders' Equity Note, Stock Split	the Company effected a 47.91667-for-1 stock split and on February 11, 2021, the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding.	On December 11, 2020, the Company effected a 47.91667-for-1 stock split and on February 11, 2021, the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding.
Converted basis, percentage	20.00%	20.00%
Common stock, shares outstanding		8,625,000
Preferred Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Preferred stock shares, authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock issued		0		0
Preferred stock outstanding		0		0
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock subject to possible redemption	34,500,000	34,500,000
Common stock subject to possible redemption	34,500,000	34,500,000
Common stock, shares issued
Common stock, shares outstanding
Common stock, voting rights	Holders of Class A common stock are entitled to one vote for each share.
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	8,625,000	8,625,000		8,625,000
Common stock, shares outstanding	8,625,000	8,625,000		8,625,000
Common stock, shares issued			8,625,000
Common stock, voting rights	Holders of Class B common stock are entitled to one vote for each share.
Common stock, shares issued	8,625,000